Investment Objectives and Goals - God Bless America ETF	Dec. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	God Bless America ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The God Bless America ETF (the “Fund”) seeks capital appreciation.